Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table sets forth the changes in the carrying amount of the Company’s goodwill for the year ended December 31, 2022. No goodwill and intangible assets were recognized for the year ended December 31, 2023.

2022
Balance, January 1	$445,395
Acquisition of TOBC	836,669
Impairment	(1,282,064)
Balance, December 31	$-

Schedule of Intangible Assets

The following table sets forth the components of the Company’s intangible assets at December 31, 2022:

	Amortization Period (Years)	Cost	Accumulated Amortization and Impairment	Net Book Value

Intangible Assets Subject to amortization
Trademarks – Coastal Pride	14	$850,000	$(850,000)	$-
Trademarks – TOBC	15	406,150	(406,150)	-
Customer Relationships – Coastal Pride	12	1,486,832	(1,486,832)	-
Customer Relationships – TOBC	15	592,979	(592,979)	-
Non-Compete Agreements – Coastal Pride	3	40,000	(40,000)	-
Non-Compete Agreements – TOBC	4	121,845	(121,845)	-
Total		$3,497,806	$(3,497,806)	$-